Basis of preparation and changes to Group's accounting policies (Policies)	6 Months Ended
Jun. 30, 2021
Disclosure of initial application of standards or interpretations [line items]
Statement of compliance

Statement of compliance

The condensed interim consolidated financial statements (referred to as “interim financial statements”) for the three and six months ended June 30, 2021 and 2020 have been prepared in accordance with IAS 34 Interim Financial Reporting. The interim financial statements do not include all the information and disclosures required in the consolidated annual financial statements, and should be read in conjunction with Affimed N.V.’s annual consolidated financial statements as of December 31, 2020.

The interim financial statements were authorized for issuance by the management board on September 8, 2021.

Critical judgments and accounting estimates

Critical judgments and accounting estimates

The preparation of the interim financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

In preparing these interim financial statements, the critical judgments made by management in applying the Company’s accounting policies were the same as those that applied to the consolidated financial statements as of and for the year ended December 31, 2020.

Functional and presentation currency

Functional and presentation currency

These interim financial statements are presented in Euro. The functional currency of the Group’s subsidiaries is also the Euro. All financial information presented in Euro has been rounded to the nearest thousand (abbreviated €) or million (abbreviated € million).

Significant Accounting Policies

Significant accounting policies

The accounting policies applied by the Group in these interim financial statements are the same as those applied by the Group in its consolidated financial statements as of and for the year ended December 31, 2020.

New standards and interpretations applied for the first time

New standards and interpretations applied for the first time

The following new standards and amendments to standards have not been applied  in preparing these consolidated financial statements.

Standard/interpretation	Effective Date

Amendments to IFRS 3 Business Combinations	January 1, 2022
Amendments to IAS 16 Property, Plant and Equipment	January 1, 2022
Amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets	January 1, 2022
Annual Improvements 2018-2020	January 1, 2022
Amendments to IAS 1 Presentation of Financial Statements:
Classification of Liabilities as Current or Non-current	January 1, 2023
Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies	January 1, 2023
Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023

The amended standards are not expected to have a significant effect on the consolidated financial statements of the Group.

Fair Value Measurement

Fair Value Measurement

All assets and liabilities for which fair value is recognized in the interim financial statements are classified in accordance with the following fair value hierarchy, based on the lowest level input parameter that is significant on the whole for fair value measurement:

●	Level 1 – Prices for identical assets or liabilities quoted in active markets (non-adjusted)
●	Level 2 – Measurement procedures, in which the lowest level input parameter significant on the whole for fair value measurement is directly or indirectly observable for on the market
●	Level 3 – Measurement procedures, in which the lowest level input parameter significant on the whole for fair value measurement is not directly or indirectly observable for on the market

The carrying amount of all trade and other receivables, other assets, certificates of deposit, cash and cash equivalents and trade and other payables is a reasonable approximation of the fair value and, therefore, information about the fair values of those financial instruments has not been disclosed. The measurement of the fair value of the shares held by the group and note disclosure for the fair value of a loan (financial liability) is based on level 3 and 2 measurement procedures, respectively (see notes 5 and 9).